Reportable Segments and Geographic Information (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long- Lived Assets, including Property and Equipment, Net [Line Items]
Property and equipment	$ 36,218	$ 45,709
APAC [Member]
Schedule of Long- Lived Assets, including Property and Equipment, Net [Line Items]
Property and equipment	14,167	16,184
Europe [Member]
Schedule of Long- Lived Assets, including Property and Equipment, Net [Line Items]
Property and equipment	8,544	8,794
Israel [Member]
Schedule of Long- Lived Assets, including Property and Equipment, Net [Line Items]
Property and equipment	10,871	17,229
North America [Member]
Schedule of Long- Lived Assets, including Property and Equipment, Net [Line Items]
Property and equipment	$ 2,636	$ 3,502